UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-09703

          BCT Subsidiary, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BCT Subsidiary, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BCT Subsidiary, Inc.

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—81.6%
			Mortgage Pass-Through Securities—1.1%
			Federal National Mortgage Assoc.,
	$ 393		5.50%, 1/01/17-2/01/17	$ 389,435
	15		6.50%, 7/01/29	15,548

			Total Mortgage Pass-Through Securities	404,983

			Inverse Floating Rate Mortgage Securities—2.0%
AAA	178	[2]	Citicorp Mortgage Securities, Inc., 3.879%, 11/25/23	164,251
			Federal Home Loan Mortgage Corp.,
	126	[2]	Ser. 1425, Class SB, 8.022%, 12/15/07	126,301
	7	[2]	Ser. 1506, Class S, 10.528%, 5/15/08	6,930
	106	[2]	Ser. 1515, Class S, 9.733%, 5/15/08	106,219
	68	[2]	Ser. 1618, Class SA, 8.25%, 11/15/08	70,463
	27	[2]	Ser. 1661, Class SB, 9.783%, 1/15/09	27,358
			Federal National Mortgage Assoc.,
	32	[2]	Ser. 13, Class SJ, 8.75%, 2/25/09	31,860
	73	[2]	Ser. 187, Class SB, 12.747%, 10/25/07	73,958
	103	[2]	Ser. 214, Class SH, 4.194%, 12/25/08	98,271

			Total Inverse Floating Rate Mortgage Securities	705,611

			Interest Only Mortgage-Backed Securities—4.3%
			Federal Home Loan Mortgage Corp.,
	168		Ser. 1645, Class IB, 5.50%, 9/15/08	3,498
	1,970		Ser. 2523, Class EH, 5.50%, 4/15/20	140,688
	87		Ser. 2543, Class IM, 5.00%, 9/15/12	103
	1,024		Ser. 2633, Class PI, 4.50%, 3/15/12	26,939
	266		Ser. 2672, Class TP, 5.00%, 9/15/16	1,024
	5,605		Ser. 2739, Class PI, 5.00%, 3/15/22	373,368
	1,579		Ser. 2775, Class UB, 5.00%, 12/15/17	45,007
	2,420		Ser. 2976, Class KI, 5.50%, 11/15/34	245,787
			Federal National Mortgage Assoc.,
	97		Ser. 8, Class HA, 1,199.999%, 1/25/08	7,405
	1,806		Ser. 13, Class IG, 5.00%, 10/25/22	98,560
	362		Ser. 49, Class L, 444.916%, 4/25/13	34,845
	128		Ser. 51, Class K, 1,006.50%, 4/25/07	4,748
	12,037		Ser. 70, Class ID, 5.00%, 4/25/22	536,403
	132		Ser. 82, Class IR, 5.00%, 9/25/12	797
	4	[2]	Ser. 174, Class S, 102.79%, 9/25/22	10,164
	3		Ser. G-21, Class L, 949.50%, 7/25/21	6,157
NR	15,573	[2]	Vendee Mortgage Trust, Ser. 1, 0.043%, 10/15/31	29,974

			Total Interest Only Mortgage-Backed Securities	1,565,467

			Principal Only Mortgage-Backed Security—0.1%
Aaa	23	[3]	Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 12.50%,10/23/17	20,828

			Asset-Backed Securities—0.0%
NR	235	[2,4,5,6]	Global Rated Eligible Asset Trust, 7.33%, 9/15/07	23
			Structured Mortgage Asset Residential Trust,
NR	568	[2,4,6]	Ser. 2, 8.24%, 12/15/06	57
NR	629	[2,4,6]	Ser. 3, 8.724%, 4/15/07	63

			Total Asset-Backed Securities	143

			Collateralized Mortgage Obligation Securities—6.2%
			Federal Home Loan Mortgage Corp.,
	2,000		Ser. 1598, Class J, 6.50%, 10/15/08	2,008,318
	81		Ser. 2564, Class NC, 5.00%, 2/15/33	71,224
	61		Federal National Mortgage Assoc., 4.00%, 4/25/34	61,058
	76	[2]	Government National Mortgage Assoc., REMIC Trust 2000, 6.019%, 12/16/27	76,460

			Total Collateralized Mortgage Obligation Securities	2,217,060

BCT Subsidiary, Inc. (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Corporate Bonds—18.6%
			Energy—2.8%
A1	$ 500		Conoco Funding Co., 5.45%, 10/15/06 (Canada)	$ 499,817
BBB+	500	[5]	Israel Electric Corp. Ltd., 7.25%, 12/15/06 (Israel)	501,065

			Total Energy	1,000,882

			Financial Institutions—15.5%
Aa2	500		Bank of America Corp., 4.75%, 10/15/06	499,387
AAA	500		General Electric Capital Corp., 2.75%, 9/25/06	498,078
BB	500		General Motors Acceptance Corp., 6.125%, 9/15/06	499,987
AA-	500		Goldman Sachs Group, Inc., 2.85%, 10/27/06	496,936
A+	500		Lehman Brothers Holdings, Inc., 7.50%, 9/01/06	500,668
AA-	1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,077,867
A+	500		SLM Corp., 3.50%, 9/30/06	498,577
Aa3	500		SunTrust Bank, 7.25%, 9/15/06	500,868
Aa1	500		U.S. Bank NA, 2.85%, 11/15/06	496,014
AA-	500		Wachovia Corp., 4.95%, 11/01/06	499,176

			Total Financial Institutions	5,567,558

			Transportation—0.3%
Caa2	100		American Airlines, Inc., 10.44%, 3/04/07	102,000

			Total Corporate Bonds	6,670,440

			U.S. Government and Agency Securities—43.5%
			U.S. Treasury Notes,
	3,200		3.50%, 11/15/06	3,184,749
	2,000		6.00%, 8/15/09	2,059,376
	385		6.625%, 5/15/07	389,301
	10,000		U.S. Treasury Strip, Zero Coupon, 8/15/06	9,982,812

			Total U.S. Government and Agency Securities	15,616,238

			Taxable Municipal Bonds—5.8%
AAA	500		Fresno California Pension Oblig., 7.80%, 6/01/14	550,845
AAA	500		Kern County California Pension Oblig., 6.98%, 8/15/09	522,385
AAA	500		Los Angeles County California Pension Oblig., 6.97%, 6/30/08	513,930
AAA	500		Orleans Parish Louisiana School Board, 6.60%, 2/01/08	507,715

			Total Taxable Municipal Bonds	2,094,875

			Total Long-Term Investments (cost $29,819,155)	29,295,645

			SHORT-TERM INVESTMENTS—18.1%
			U.S. Government and Agency Discount Notes—18.1%
	700	[7]	Federal Home Loan Bank Disc. Notes, 4.951%, 8/01/06	700,000
	4,600	[7]	Federal Home Loan Mortgage Disc. Notes, 5.298%, 9/05/06	4,576,521
	1,235	[7]	Federal National Mortgage Assoc. Disc. Notes, 5.309%, 9/06/06	1,228,504

			Total Short-Term Investments (cost $6,505,025)	6,505,025

			Total investments—99.7% (cost $36,324,1808)	$35,800,670
			Other assets in excess of liabilities—0.3%	103,698

			Net Assets—100%	$35,904,368

[1]	Using the highest of Standard & Poor’s, Moody’s Investor Service or Fitch’s rating.
[2]	Variable rate security. Rate shown is interest rate as of July 31, 2006.
[3]	Rate shown is effective yield as of July 31, 2006 of the underlying collateral.
[4]	Illiquid security. As of July 31, 2006, the Trust held less than 0.1% of its net assets, with a current market value of $143 in these securities.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 1.4% of its net assets, with a current market value of $501,088, in securities restricted as to resale.
[6]	Security is fair valued.
[7]	Rate shown is the yield to maturity as of the date of purchase.
[8]	Cost for Federal income tax purposes is $36,324,180. The net unrealized depreciation on a tax basis is $523,510, consisting of $391,387 gross unrealized appreciation and $914,897 gross unrealized depreciation.

KEY TO ABBREVIATIONS

REMIC—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BCT Subsidiary, Inc.

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006